ACQUISITION OF SUBSIDIARY - Consideration paid (Details) - Roxgold [Member] $ in Thousands	Jul. 02, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Fortuna shares issued to Roxgold shareholders	$ 582,523
Options, RSUs, and PSUs assumed by Fortuna	12,143
Settlement of promissory note due from Roxgold	35,296
Cash consideration paid to Roxgold shareholders, PSU, RSU, and DSU holders	25,333
Total consideration	$ 655,295